TYPE				13F-HR
PERIOD				03/31/09
FILER
		CIK		0001352512
		CCC		9@xzjcat
SUBMISSION-CONTACT
		NAME		JANET M. HEWLETT
		PHONE		248-433-4000


                       UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: March 31, 2009
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		AZIMUTH CAPITAL MANAGEMENT LLC
		ADDRESS		200 E. LONG LAKE ROAD, SUITE 160
				BLOOMFIELD HILLS, MI 48304

		13F FILE NUMBER
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:		Janet M. Hewlett
		--------------------------
Title:		Senior Managing Director
		& Chief Compliance Officer
                --------------------------
Phone:		248-433-4000
                --------------------------

Signature,		Place,			and Date of Signing
Janet M. Hewlett	Bloomfield Hills, MI	May 8, 2009

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		0
						----------
Form 13F Information Table Entry Total		94
						----------
Form 13F Information Table Value Total		$120,374
						----------
						(thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206r102      287    11378 SH       Sole                    11378
Adobe Systems Inc              COM              00724f101     1635    76455 SH       Sole                    75030              1425
Alberto-Culver Co              COM              013078100     2041    90290 SH       Sole                    88790              1500
Alcon Inc                      COM              h01301102      438     4815 SH       Sole                     4815
Allergan Inc                   COM              018490102      465     9744 SH       Sole                     9744
Alliant Technologies           COM              018804104      996    14870 SH       Sole                    14415               455
Amgen Inc                      COM              031162100     3197    64550 SH       Sole                    62575              1975
Apache Corp                    COM              037411105      901    14055 SH       Sole                    13635               420
Apollo Group A                 COM              037604105     2563    32715 SH       Sole                    31715              1000
Apple Computer Inc             COM              037833100      352     3350 SH       Sole                     3275                75
Avon Products Inc              COM              054303102      978    50860 SH       Sole                    48960              1900
BP PLC ADR                     COM              055622104      400     9973 SH       Sole                     9973
Baker Hughes Inc               COM              057224107     1003    35125 SH       Sole                    34375               750
Banco Santander Chile          COM              05965x109      339     9875 SH       Sole                     9875
Bank of America                COM              060505104       99    14550 SH       Sole                    14550
Beckman Coulter                COM              075811109     2454    48105 SH       Sole                    46755              1350
Bristol-Myers Squibb           COM              110122108     3096   141235 SH       Sole                   137710              3525
Cemig SA ADR                   COM              204409601      159    10735 SH       Sole                    10735
Charles Schwab Corp            COM              808513105      811    52350 SH       Sole                    51050              1300
Check Point Software           COM              m22465104      677    30500 SH       Sole                    30500
ChevronTexaco Corp             COM              166764100     2216    32964 SH       Sole                    31864              1100
Cisco Systems Inc              COM              17275r102     1289    76845 SH       Sole                    74695              2150
Coca-Cola Co                   COM              191216100     1618    36810 SH       Sole                    35960               850
Comcast Corp Cl A              COM              20030n101     3133   229678 SH       Sole                   222928              6750
Copart Inc                     COM              217204106      563    18990 SH       Sole                    18990
Diebold Inc                    COM              253651103     1017    47655 SH       Sole                    46380              1275
DirectTV Group Inc             COM              25459l106      720    31585 SH       Sole                    31585
Dollar Tree Inc                COM              256746108     1138    25550 SH       Sole                    25550
E.I. du Pont                   COM              263534109     1816    81305 SH       Sole                    78855              2450
Eaton Corp                     COM              278058102      936    25395 SH       Sole                    24695               700
Exxon Mobil Corp               COM              30231g102     4384    64383 SH       Sole                    62908              1475
Fin Select SPDR ETF            COM              81369Y605     4796   544390 SH       Sole                   523690             20700
Fomento Eco Mexicano           COM              344419106      571    22650 SH       Sole                    22650
Ford Motor Co                  COM              345370860       72    27297 SH       Sole                    27297
Gap Inc, The                   COM              364760108     2255   173610 SH       Sole                   168310              5300
General Dynamics               COM              369550108      905    21764 SH       Sole                    21164               600
General Electric Co            COM              369604103     1236   122275 SH       Sole                   119975              2300
Genzyme Corp                   COM              372917104     1129    19010 SH       Sole                    19010
Google Inc Cl A                COM              38259p508     2311     6640 SH       Sole                     6515               125
Haemonetics Corp               COM              405024100      798    14490 SH       Sole                    14490
Henry Schein                   COM              806407102     2915    72900 SH       Sole                    71175              1725
Hewlett-Packard Co             COM              428236103     2189    68277 SH       Sole                    66352              1925
Hudson City Bancorp            COM              443683107     2908   248735 SH       Sole                   242010              6725
IBM                            COM              459200101     3026    31227 SH       Sole                    30377               850
Icon PLC                       COM              45103t107      395    24430 SH       Sole                    24430
Illinois Tool Works            COM              452308109      926    30030 SH       Sole                    29005              1025
Intel Corp                     COM              458140100     1597   106235 SH       Sole                   103660              2575
Iron Mountain Inc              COM              462846106      355    16005 SH       Sole                    16005
JP Morgan Chase                COM              46625h100     1057    39771 SH       Sole                    39196               575
Japan Index (ETF)              COM              464286848      414    52430 SH       Sole                    52430
Johnson & Johnson              COM              478160104     3824    72699 SH       Sole                    70799              1900
Logitech Int'l                 COM              h50430232      168    16320 SH       Sole                    16320
Marsh & McLennan               COM              571748102     2919   144135 SH       Sole                   139635              4500
McAfee Inc                     COM              579064106      676    20185 SH       Sole                    20185
Medco Health                   COM              58405u102     1227    29675 SH       Sole                    29675
Microsoft Corp                 COM              594918104     3116   169645 SH       Sole                   165945              3700
Millipore Corp                 COM              601073109      733    12775 SH       Sole                    12440               335
Murphy Oil Corp                COM              626717102     1068    23855 SH       Sole                    23180               675
Nabors Industries Ltd          COM              g6359f103     1006   100690 SH       Sole                    97490              3200
O'Reilly Automotive Inc        COM              686091109      343     9790 SH       Sole                     9790
Omnicom Group Inc              COM              681919106      817    34915 SH       Sole                    33765              1150
Oracle Corp                    COM              68389x105     1125    62270 SH       Sole                    62270
Pearson PLC                    COM              705015105      333    33260 SH       Sole                    33260
Pfizer Inc                     COM              717081103      188    13819 SH       Sole                    13519               300
Praxair Inc                    COM              74005p104     1262    18755 SH       Sole                    18280               475
Procter & Gamble Co            COM              742718109     1772    37634 SH       Sole                    37009               625
Psychiatric Solutions          COM              74439h108      381    24245 SH       Sole                    24245
QIAGEN N.V.                    COM              n72482107      690    43225 SH       Sole                    43225
RF Micro Devices               COM              749941100       39    29475 SH       Sole                    29475
Raytheon Co                    COM              755111507     1922    49365 SH       Sole                    48090              1275
Reins Grp of America           COM              759351604     2049    63245 SH       Sole                    61520              1725
Ritchie Bros.                  COM              767744105      365    19610 SH       Sole                    19610
SAP AG ADR                     COM              803054204      419    11885 SH       Sole                    11885
SPDR Gold Trust                COM              78463v107      513     5678 SH       Sole                     5678
Schering-Plough                COM              806605101     3161   134205 SH       Sole                   130305              3900
Stericycle Inc                 COM              858912108      939    19680 SH       Sole                    19680
Strayer Education Inc          COM              863236105      836     4647 SH       Sole                     4647
Stryker Corp                   COM              863667101      591    17355 SH       Sole                    17355
Sysco Corp                     COM              871829107     2172    95255 SH       Sole                    92530              2725
Target Corp                    COM              87612e106      662    19255 SH       Sole                    18755               500
Teva Pharmaceutical            COM              881624209      607    13480 SH       Sole                    13480
Texas Instruments              COM              882508104      602    36470 SH       Sole                    35270              1200
Total SA ADR                   COM              89151e109      445     9080 SH       Sole                     9080
VCA Antech Inc                 COM              918194101      249    11020 SH       Sole                    11020
Van Kampen Sr Income Tr        COM              920961109       29    12000 SH       Sole                    12000
Verizon Comm Inc               COM              92343v104     1626    53839 SH       Sole                    52564              1275
Wal-Mart Stores Inc            COM              931142103     4191    80445 SH       Sole                    77745              2700
Waters Corp                    COM              941848103      399    10811 SH       Sole                    10811
Werner Enterprises             COM              950755108     2201   145540 SH       Sole                   141240              4300
XTO Energy Inc                 COM              98385x106      246     8045 SH       Sole                     8045
iShares Trust S&P 500          COM              464287200      882    11074 SH       Sole                    11074
iShares-Biotech                COM              464287556      210     3165 SH       Sole                     3165
iShares-Russell 1000           COM              464287622     1553    35918 SH       Sole                    35918
iShares-Russell 2000           COM              464287655      241     5740 SH       Sole                     5740